OTHER INCOME	12 Months Ended
Dec. 31, 2014
OTHER INCOME [Abstract]
OTHER INCOME
15	OTHER INCOME
Other income for 2012, 2013 and 2014 included foreign exchange gain (loss) were $1,547, $2,336 and $(3,039), respectively.